Goodwill and other intangible assets - Summary of movements of goodwill and intangible assets (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		$ 9,689
Amortization charge		745	$ 653	$ 590
Impairment charges	$ (61)	0	(62)	(225)
Intangible assets and goodwill at end of period		9,060	9,689
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		22,138	20,507
Impact of business combination			1,025
Impact of asset acquisitions		2	407
Additions		115	208
Disposals and derecognitions		(14)	(9)
Intangible assets and goodwill at end of period		22,241	22,138	20,507
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		(12,449)	(11,742)
Amortization charge		(745)	(653)
Disposals and derecognitions		13	8
Impairment charges			(62)
Intangible assets and goodwill at end of period		(13,181)	(12,449)	(11,742)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		8,926
Intangible assets and goodwill at end of period		8,926	8,926
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		8,926	8,905
Impact of business combination			21
Intangible assets and goodwill at end of period		8,926	8,926	8,905
Goodwill | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		0	0
Intangible assets and goodwill at end of period		0	0	0
Alcon brand name
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		2,980
Intangible assets and goodwill at end of period		2,980	2,980
Alcon brand name | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		2,980	2,980
Intangible assets and goodwill at end of period		2,980	2,980	2,980
Alcon brand name | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		0	0
Intangible assets and goodwill at end of period		0	0	0
Acquired in-process research & development
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		739
Intangible assets and goodwill at end of period		739	739
Acquired in-process research & development | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		920	737
Impact of business combination			175
Impact of asset acquisitions			10
Disposals and derecognitions		(2)	(2)
Intangible assets and goodwill at end of period		918	920	737
Acquired in-process research & development | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		(181)	(180)
Disposals and derecognitions		2	2
Impairment charges			(3)
Intangible assets and goodwill at end of period		(179)	(181)	(180)
Technologies
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		91
Intangible assets and goodwill at end of period		60	91
Technologies | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		5,369	5,369
Intangible assets and goodwill at end of period		5,369	5,369	5,369
Technologies | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		(5,278)	(5,238)
Amortization charge		(31)	(40)
Intangible assets and goodwill at end of period		(5,309)	(5,278)	(5,238)
Currently marketed products
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		2,380
Intangible assets and goodwill at end of period		2,018	2,380
Currently marketed products | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		6,189	4,803
Impact of business combination			850
Impact of asset acquisitions			385
Additions		19	151
Disposals and derecognitions		(4)
Intangible assets and goodwill at end of period		6,204	6,189	4,803
Currently marketed products | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		(3,809)	(3,471)
Amortization charge		(381)	(279)
Disposals and derecognitions		4
Impairment charges			(59)
Intangible assets and goodwill at end of period		(4,186)	(3,809)	(3,471)
Marketing know-how
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		3,099
Intangible assets and goodwill at end of period		2,861	3,099
Marketing know-how | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		5,960	5,960
Intangible assets and goodwill at end of period		5,960	5,960	5,960
Marketing know-how | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		(2,861)	(2,622)
Amortization charge		(238)	(239)
Intangible assets and goodwill at end of period		(3,099)	(2,861)	(2,622)
Other intangible assets (including software)
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		400
Intangible assets and goodwill at end of period		402	400
Other intangible assets (including software) | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		720	658
Impact of asset acquisitions		2	12
Additions		96	57
Disposals and derecognitions		(8)	(7)
Intangible assets and goodwill at end of period		810	720	658
Other intangible assets (including software) | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		(320)	(231)
Amortization charge		(95)	(95)
Disposals and derecognitions		7	6
Intangible assets and goodwill at end of period		$ (408)	$ (320)	$ (231)